--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                               TABLE OF CONTENTS


Report of Independent Accountants...........................    1
Statements of Investments:
     Aggressive Portfolio...................................    2
     Moderately Aggressive Portfolio........................    3
     Moderate Portfolio.....................................    4
     Moderately Conservative Portfolio......................    5
     Conservative Portfolio.................................    6

Statements of Assets and Liabilities........................    7
Statements of Operations....................................    8
Statements of Changes in Net Assets.........................    9
Financial Highlights........................................   11
Notes to Financial Statements...............................   13

REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees and Shareholders of the
Nationwide Asset Allocation Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Portfolio, the Moderately Aggressive Portfolio, the Moderate Portfolio, the Moderately Conservative Portfolio, and the Conservative Portfolio (constituting Nationwide Asset Allocation Trust, hereafter referred to as the "Trust"), at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period January 20, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the mutual funds in which the Trust invests, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 17, 1999

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               1

                       NATIONWIDE ASSET ALLOCATION TRUST

                              AGGRESSIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

----------------------------------------------------------
SHARES     SECURITY                               VALUE
----------------------------------------------------------
           MUTUAL FUNDS (100.0%)
           AGGRESSIVE GROWTH (40.6%)
  87,265   Nationwide Separate Account
           Trust -- Nationwide Small Company
           Fund                                 $1,397,117
  16,990   Oppenheimer Capital Appreciation
           Fund Class A                            683,157
  15,554   Oppenheimer Discovery Fund Class A      708,630
                                                ----------
                                                 2,788,904
                                                ----------
           GROWTH (39.7%)
  14,961   American Century Equity Growth Fund     339,765
   8,007   Dreyfus Appreciation Fund, Inc.         336,835
   7,431   Federated Stock Trust                   273,700
  14,825   MAS Equity Portfolio Adviser Class      274,710
  36,005   Nationwide Separate Account
           Trust -- Capital Appreciation Fund      957,364

----------------------------------------------------------
SHARES     SECURITY                               VALUE
----------------------------------------------------------
           GROWTH (CONTINUED)
   4,681   Strong Schafer Value Fund            $  277,540
  12,455   Warburg Pincus Capital Appreciation
           Fund                                    273,512
                                                ----------
                                                 2,733,426
                                                ----------
           GROWTH & INCOME (19.7%)
   8,375   Nationwide Fund Class D                 271,445
 100,209   Nationwide S&P 500 Index Fund
           Local Fund Shares                     1,082,253
                                                ----------
                                                 1,353,698
                                                ----------
           TOTAL INVESTMENTS                    $6,876,028
                                                ==========
           (cost $6,666,659)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $6,688,253.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1998.

See accompanying notes to financial statements.

 2              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                        MODERATELY AGGRESSIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (90.1%)
             AGGRESSIVE GROWTH (30.5%)
    43,721   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund                      $   699,973
     8,194   Oppenheimer Capital Appreciation
             Fund Class A                          329,492
     8,353   Oppenheimer Discovery Fund
             Class A                               380,585
                                               -----------
                                                 1,410,050
                                               -----------
             GROWTH (29.9%)
     8,221   American Century Equity Growth
             Fund                                  186,706
     4,424   Dreyfus Appreciation Fund, Inc.       186,114
     4,987   Federated Stock Trust                 183,674
     7,369   MAS Equity Portfolio Adviser
             Class                                 136,541
    17,460   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                  464,248
     1,511   Strong Schafer Value Fund              89,598
     6,315   Warburg Pincus Capital
             Appreciation
             Fund                                  138,675
                                               -----------
                                                 1,385,556
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------

             GROWTH & INCOME (19.8%)
     5,630   Nationwide Fund Class D           $   182,473
    67,921   Nationwide S&P 500 Index Fund
             Local Fund Shares                     733,551
                                               -----------
                                                   916,024
                                               -----------
             INCOME (9.9%)
    44,948   Nationwide Separate Account
             Trust -- Nationwide Income Fund       460,713
                                               -----------
             TOTAL MUTUAL FUNDS                  4,172,343
                                               -----------
             (cost $3,999,425)
---------
PRINCIPAL
---------
             FIXED INCOME (9.9%)
$  457,771   Nationwide Fixed Contract, 5.70%      457,771
                                               -----------
             (cost $457,771)
             TOTAL INVESTMENTS                 $ 4,630,114
                                               ===========
             (cost $4,457,196)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $4,486,417.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1998.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               3

                       NATIONWIDE ASSET ALLOCATION TRUST

                               MODERATE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

--------------------------------------------------------
  SHARES     SECURITY                           VALUE
--------------------------------------------------------
             MUTUAL FUNDS (90.2%)
             AGGRESSIVE GROWTH (20.4%)
    27,684   Nationwide Separate Account
             Trust --Nationwide Small
             Company Fund                    $   443,217
     5,433   Oppenheimer Capital
             Appreciation Fund Class A           218,461
     4,943   Oppenheimer Discovery Fund
             Class A                             225,216
                                             -----------
                                                 886,894
                                             -----------
             GROWTH (20.0%)
     5,947   American Century Equity Growth
             Fund                                135,055
     2,049   Dreyfus Appreciation Fund,
             Inc.                                 86,195
     2,355   Federated Stock Trust                86,750
     4,644   MAS Equity Portfolio Adviser
             Class                                86,057
    11,518   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                306,251
     1,401   Strong Schafer Value Fund            83,047
     4,064   Warburg Pincus Capital
             Appreciation Fund                    89,236
                                             -----------
                                                 872,591
                                             -----------

--------------------------------------------------------
  SHARES     SECURITY                           VALUE
--------------------------------------------------------
             GROWTH & INCOME (29.8%)
     8,000   Nationwide Fund Class D         $   259,296
    95,748   Nationwide S&P 500 Index Fund
             Local Fund Shares                 1,034,074
                                             -----------
                                               1,293,370
                                             -----------
             INCOME (20.0%)
    84,746   Nationwide Separate Account
             Trust -- Nationwide Income
             Fund                                868,643
                                             -----------
             TOTAL MUTUAL FUNDS                3,921,498
                                             -----------
             (cost $3,701,614)
----------
PRINCIPAL
----------
             FIXED INCOME (9.8%)
$  427,696   Nationwide Fixed Contract,
             5.70%                               427,696
                                             -----------
             (cost $427,696)
             TOTAL INVESTMENTS               $ 4,349,194
                                             ===========
             (cost $4,129,310)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $4,158,911.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1998.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

 4              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                       MODERATELY CONSERVATIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (80.1%)
             AGGRESSIVE GROWTH (10.2%)
     6,170   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund                      $    98,785
       951   Oppenheimer Capital Appreciation
             Fund Class A                           38,225
     1,297   Oppenheimer Discovery Fund Class
             A                                      59,081
                                               -----------
                                                   196,091
                                               -----------
             GROWTH (10.0%)
     1,811   American Century Equity Growth
             Fund                                   41,119
       461   Dreyfus Appreciation Fund, Inc.        19,387
       470   Federated Stock Trust                  17,310
     1,011   MAS Equity Portfolio Adviser
             Class                                  18,739
     3,598   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                   95,664
                                               -----------
                                                   192,219
                                               -----------
             GROWTH & INCOME (29.8%)
     3,556   Nationwide Fund Class D               115,263
    42,503   Nationwide S&P 500 Index Fund
             Local Fund Shares                     459,037
                                               -----------
                                                   574,300
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             INCOME (30.1%)
    56,520   Nationwide Separate Account
             Trust -- Nationwide Income Fund   $   579,329
                                               -----------
             TOTAL MUTUAL FUNDS                  1,541,939
                                               -----------
             (cost $1,457,572)
---------
PRINCIPAL
---------
             FIXED INCOME (19.9%)
$  382,683   Nationwide Fixed Contract, 5.70%      382,683
                                               -----------
             (cost $382,683)

             TOTAL INVESTMENTS                 $ 1,924,622
                                               ===========
             (cost $1,840,255)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $1,860,525.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1998.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               5

                       NATIONWIDE ASSET ALLOCATION TRUST

                             CONSERVATIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1998

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (75.3%)
             GROWTH (10.2%)
       799   American Century Equity Growth
             Fund                              $    18,144
       434   Dreyfus Appreciation Fund, Inc.        18,246
       534   Federated Stock Trust                  19,671
     1,001   MAS Equity Portfolio Adviser
             Class                                  18,550
     3,437   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund                                   91,399
       311   Strong Schafer Value Fund              18,410
                                               -----------
                                                   184,420
                                               -----------
             GROWTH & INCOME (20.0%)
     2,251   Nationwide Fund Class D                72,952
    26,772   Nationwide S&P 500 Index Fund
             Local Fund Shares                     289,142
                                               -----------
                                                   362,094
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             INCOME (45.1%)
    79,930   Nationwide Separate Account
             Trust -- Nationwide Income Fund   $   819,283
                                               -----------
             TOTAL MUTUAL FUNDS
             (cost $1,312,629)                   1,365,797
                                               -----------
---------
PRINCIPAL
---------
             FIXED INCOME (24.7%)
$  449,102   Nationwide Fixed Contract, 5.70%      449,102
                                               -----------
             (cost $449,102)

             TOTAL INVESTMENTS                 $ 1,814,899
                                               ===========
             (cost $1,761,731)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $1,770,969.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1998.

The Nationwide Fixed Contract rate changes quarterly.

See accompanying notes to financial statements.

 6              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                        MODERATELY                 MODERATELY
                                           AGGRESSIVE   AGGRESSIVE    MODERATE    CONSERVATIVE   CONSERVATIVE
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                           ----------   ----------   ----------   ------------   ------------
ASSETS
  Investments in securities, at value
     (cost $6,666,659, $4,457,196,
     $4,129,310, $1,840,255, and
     $1,761,731, respectively)             $6,876,028   $4,630,114   $4,349,194    $1,924,622     $1,814,899
  Interest and dividends receivable                --           72           67            60             71
                                           ----------   ----------   ----------    ----------     ----------
       Total assets                         6,876,028    4,630,186    4,349,261     1,924,682      1,814,970
                                           ----------   ----------   ----------    ----------     ----------
LIABILITIES
  Cash Overdraft                                  120           53           65            --             --
  Management fee payable                        2,729        1,880        1,715           771            721
                                           ----------   ----------   ----------    ----------     ----------
       Total liabilities                        2,849        1,933        1,780           771            721
                                           ----------   ----------   ----------    ----------     ----------
NET ASSETS                                 $6,873,179   $4,628,253   $4,347,481    $1,923,911     $1,814,249
                                           ==========   ==========   ==========    ==========     ==========
REPRESENTED BY:
  Capital                                  $6,397,333   $4,317,010   $4,049,304    $1,815,883     $1,729,492
  Net unrealized appreciation on
     investments                              209,369      172,918      219,884        84,367         53,168
  Accumulated undistributed realized gain
     on investments                           261,426      126,151       63,600        13,352         18,612
  Accumulated undistributed net
     investment income                          5,051       12,174       14,693        10,309         12,977
                                           ----------   ----------   ----------    ----------     ----------
NET ASSETS                                 $6,873,179   $4,628,253   $4,347,481    $1,923,911     $1,814,249
                                           ==========   ==========   ==========    ==========     ==========
Shares of beneficial interest
  outstanding, (unlimited number of
  shares authorized)                          583,392      399,466      376,118       169,829        164,865
                                           ==========   ==========   ==========    ==========     ==========
NET ASSET VALUE, offering and redemption
  price per share                          $    11.78   $    11.59   $    11.56    $    11.33     $    11.00
                                           ==========   ==========   ==========    ==========     ==========

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               7

                       NATIONWIDE ASSET ALLOCATION TRUST

                            STATEMENTS OF OPERATIONS

                   FOR THE PERIOD ENDED DECEMBER 31, 1998(1)
--------------------------------------------------------------------------------

                                             MODERATELY                MODERATELY
                                AGGRESSIVE   AGGRESSIVE   MODERATE    CONSERVATIVE   CONSERVATIVE
                                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                ----------   ----------   ---------   ------------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                       $     20     $ 13,517    $  9,528      $  9,567       $ 9,579
  Dividends                        24,354       25,532      29,233        17,921        17,926
                                 --------     --------    --------      --------       -------
          Total income             24,374       39,049      38,761        27,488        27,505
                                 --------     --------    --------      --------       -------
EXPENSES:
  Management Fee                   18,470       11,805       8,325         4,191         3,353
                                 --------     --------    --------      --------       -------
  NET INVESTMENT INCOME          $  5,904     $ 27,244    $ 30,436      $ 23,297       $24,152
                                 --------     --------    --------      --------       -------
NET REALIZED AND UNREALIZED
  GAIN:
  Net realized gain on
     investments                 $261,426     $126,151    $ 63,600      $ 13,352       $18,612
  Net change in unrealized
     appreciation on
     investments                  209,369      172,918     219,884        84,367        53,168
                                 --------     --------    --------      --------       -------
  NET REALIZED AND UNREALIZED
     GAIN                         470,795      299,069     283,484        97,719        71,780
                                 --------     --------    --------      --------       -------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS      $476,699     $326,313    $313,920      $121,016       $95,932
                                 ========     ========    ========      ========       =======

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 8              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               MODERATELY AGGRESSIVE
                                      AGGRESSIVE PORTFOLIO           PORTFOLIO           MODERATE PORTFOLIO
                                      ---------------------    ---------------------    ---------------------
                                          PERIOD ENDED             PERIOD ENDED             PERIOD ENDED
                                      DECEMBER 31, 1998(1)     DECEMBER 31, 1998(1)     DECEMBER 31, 1998(1)
                                      ---------------------    ---------------------    ---------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                    $    5,904               $   27,244               $   30,436
  Net realized gain on investments            261,426                  126,151                   63,600
  Net change in unrealized
     appreciation of investments              209,369                  172,918                  219,884
                                           ----------               ----------               ----------
     Net increase in net assets
       resulting from operations              476,699                  326,313                  313,920
                                           ----------               ----------               ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME                          (853)                 (15,070)                 (15,743)
                                           ----------               ----------               ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares          6,869,107                4,969,052                4,516,176
  Net asset value of shares issued
     to shareholders from
     reinvestment of distributions                853                   15,070                   15,743
  Cost of shares redeemed                    (472,627)                (667,112)                (482,615)
                                           ----------               ----------               ----------
     Increase in net assets from
       capital share transactions           6,397,333                4,317,010                4,049,304
                                           ----------               ----------               ----------
NET INCREASE IN NET ASSETS                  6,873,179                4,628,253                4,347,481
NET ASSETS-BEGINNING OF PERIOD                     --                       --                       --
                                           ----------               ----------               ----------
NET ASSETS-END OF PERIOD                   $6,873,179               $4,628,253               $4,347,481
                                           ==========               ==========               ==========
Undistributed net realized gain on
  investments                              $  261,426               $  126,151               $   63,600
                                           ==========               ==========               ==========
Undistributed net investment income        $    5,051               $   12,174               $   14,693
                                           ==========               ==========               ==========
SHARE ACTIVITY:
  Shares sold                                 627,533                  461,292                  420,709
  Reinvestment of distributions                    75                    1,444                    1,530
  Shares redeemed                             (44,216)                 (63,270)                 (46,121)
                                           ----------               ----------               ----------
Net increase in number of shares              583,392                  399,466                  376,118
                                           ==========               ==========               ==========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               9

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               MODERATELY
                                                              CONSERVATIVE             CONSERVATIVE
                                                                PORTFOLIO                PORTFOLIO
                                                          ---------------------    ---------------------
                                                              PERIOD ENDED             PERIOD ENDED
                                                          DECEMBER 31, 1998(1)     DECEMBER 31, 1998(1)
                                                          ---------------------    ---------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                                        $   23,297               $   24,152
  Net realized gain on investments                                 13,352                   18,612
  Net change in unrealized appreciation of investments             84,367                   53,168
                                                               ----------               ----------
     Net increase in net assets resulting from
       operations                                                 121,016                   95,932
                                                               ----------               ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME          (12,988)                 (11,175)
                                                               ----------               ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              2,404,492                2,821,049
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                 12,988                   11,175
  Cost of shares redeemed                                        (601,597)              (1,102,732)
                                                               ----------               ----------
     Increase in net assets from capital share
       transactions                                             1,815,883                1,729,492
                                                               ----------               ----------
NET INCREASE IN NET ASSETS                                      1,923,911                1,814,249
NET ASSETS-BEGINNING OF PERIOD                                         --                       --
                                                               ----------               ----------
NET ASSETS-END OF PERIOD                                       $1,923,911               $1,814,249
                                                               ==========               ==========
Undistributed net realized gain on investments                 $   13,352               $   18,612
                                                               ==========               ==========
Undistributed net investment income                            $   10,309               $   12,977
                                                               ==========               ==========
SHARE ACTIVITY:
  Shares sold                                                     225,532                  268,867
  Reinvestment of distributions                                     1,251                    1,072
  Shares redeemed                                                 (56,954)                (105,074)
                                                               ----------               ----------
Net increase in number of shares                                  169,829                  164,865
                                                               ==========               ==========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 10              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                                         MODERATELY
                                                               AGGRESSIVE                AGGRESSIVE
                                                               PORTFOLIO                 PORTFOLIO
                                                         ----------------------    ----------------------
                                                              PERIOD ENDED              PERIOD ENDED
                                                         DECEMBER 31, 1998 (1)     DECEMBER 31, 1998 (1)
                                                         ----------------------    ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                           $10.00                    $10.00
                                                                 ------                    ------
  Net investment income                                            0.01                      0.10
  Net realized and unrealized appreciation                         1.78                      1.56
                                                                 ------                    ------
       Total from investment operations                            1.79                      1.66
                                                                 ------                    ------
  Distributions from net investment income                        (0.01)                    (0.07)
                                                                 ------                    ------
       Net increase in net asset value                             1.78                      1.59
                                                                 ------                    ------
NET ASSET VALUE -- END OF PERIOD                                 $11.78                    $11.59
                                                                 ======                    ======
Total return*                                                     17.85%                    16.61%
Ratios and supplemental data:
  Net assets, end of period (000's)                              $6,873                    $4,628
  Ratio of expense to average net assets*                          0.50%                     0.50%
  Ratio of net investment income to average
     net assets*                                                   0.16%                     1.16%
  Portfolio Turnover*                                             38.42%                    52.63%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               11

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                    MODERATELY
                                            MODERATE               CONSERVATIVE             CONSERVATIVE
                                            PORTFOLIO                PORTFOLIO                PORTFOLIO
                                      ---------------------    ---------------------    ---------------------
                                          PERIOD ENDED             PERIOD ENDED             PERIOD ENDED
                                      DECEMBER 31, 1998 (1)    DECEMBER 31, 1998 (1)    DECEMBER 31, 1998 (1)
                                      ---------------------    ---------------------    ---------------------
NET ASSET VALUE --
  BEGINNING OF PERIOD                        $10.00                   $10.00                   $10.00
                                             ------                   ------                   ------
  Net investment income                        0.14                     0.22                     0.30
  Net realized and unrealized
     appreciation                              1.53                     1.27                     0.92
                                             ------                   ------                   ------
       Total from investment
          operations                           1.67                     1.49                     1.22
                                             ------                   ------                   ------
  Distributions from net investment
     income                                   (0.11)                   (0.16)                   (0.22)
                                             ------                   ------                   ------
       Net increase in net asset
          value                                1.56                     1.33                     1.00
                                             ------                   ------                   ------
NET ASSET VALUE -- END OF PERIOD             $11.56                   $11.33                   $11.00
                                             ======                   ======                   ======
Total return*                                 16.74%                   14.97%                   12.33%
Ratios and supplemental data:
  Net assets, end of period (000's)          $4,347                   $1,924                   $1,814
  Ratio of expense to average net
     assets*                                   0.50%                    0.50%                    0.50%
  Ratio of net investment income to
     average net assets *                      1.83%                    2.79%                    3.60%
  Portfolio Turnover*                         55.92%                  104.85%                  165.15%

------------------------------------------------------
* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 12              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company organized under the laws of the State of Ohio by a Declaration of Trust dated September 9, 1997. The Trust currently offers shares in five separate nondiversified funds (each known as a "Nationwide Professionally Managed Portfolio" or a "Portfolio"), each of which is a separately managed portfolio with its own investment objectives and policies. These Portfolios are the Aggressive Portfolio, the Moderately Aggressive Portfolio, the Moderate Portfolio, the Moderately Conservative Portfolio, and the Conservative Portfolio. The Trust was capitalized on January 6, 1998, when The Nationwide Life Company purchased the initial shares of each Portfolio at $10.00 per share, and operations commenced on January 20, 1998. The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts or life insurance policies.

Each Portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds") offered by Nationwide Advisory Services, Inc. ("NAS"), the investment advisor to the trust, and other leading mutual fund providers.

Percentages of the Portfolios' investments in Underlying Funds advised by Nationwide are summarized as follows:

Aggressive Portfolio........................................    54.0%
Moderately Aggressive Portfolio.............................    54.9%
Moderate Portfolio..........................................    67.0%
Moderately Conservative Portfolio...........................    70.1%
Conservative Portfolio......................................    70.2%

Percentages represent market value as a percentage of net assets at December 31, 1998.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

a) SECURITIES VALUATION -- Shares of Underlying Funds in which the Portfolios invest, are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Underlying Funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Underlying Funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. The Nationwide Fixed Contract is valued at par value each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

b) SHARE VALUATION -- The net asset value per share of each Portfolio is calculated daily by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Portfolio are equal to the net asset value per share.

c) SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis. Dividend and capital gain income is recorded on the ex-dividend date. Interest income for the Fixed Contract is accrued daily and reinvested the following day.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               13

                       NATIONWIDE ASSET ALLOCATION TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

d) FEDERAL INCOME TAXES -- Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxable entity.

e) INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Portfolios record distributions of short-term and long-term capital gains made by mutual funds in which the Portfolios invest as realized gains.

f) DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from each Portfolio's net investment income and net realized capital gains if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

g) ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- RELATED PARTY TRANSACTIONS

NAS, a subsidiary of the Nationwide Life Insurance Company, serves as the Portfolios' investment advisor. Under the terms of the Investment Advisory Agreement, NAS oversees the investment of the assets for the Portfolios and supervises its daily business affairs. Each of the Portfolios incurs a management fee of 0.50% of its average daily net assets. Under the Investment Advisory Agreement with each Portfolio, NAS will bear all expenses of each Portfolio, other than the management fee and any extraordinary expenses.

Nationwide Investors Services, Inc. ("NIS") acts as transfer and dividend disbursing agent for the Portfolios. NIS is a wholly owned subsidiary of NAS and is compensated by NAS under the agreement noted above.

Nationwide Life Insurance Company is the underwriter of the Nationwide Fixed Contract.

The following interest earned, dividend income, and capital gain distributions are for the period January 20, 1998 (commencement of operations) through December 31, 1998. Dividend income and capital gain distributions are from Nationwide Funds as well as Nationwide Separate Account Trust Funds.

                                                                            CAPITAL GAIN
                                                INTEREST       DIVIDEND     DISTRIBUTIONS
                                             EARNED ON THE    INCOME FROM       FROM
                                               NATIONWIDE     NATIONWIDE     NATIONWIDE
                                             FIXED CONTRACT      FUNDS          FUNDS
                                             --------------   -----------   -------------
Aggressive Portfolio.......................     $    --         $11,161        $35,713
Moderately Aggressive Portfolio............      13,517          18,581         20,039
Moderate Portfolio.........................       9,523          25,043         17,606
Moderately Conservative Portfolio..........       9,567          16,678          7,201
Conservative Portfolio.....................       9,579          17,093          7,197

NOTE 4 -- BANK LOANS

The Trust has an unsecured bank line of credit of $10 million. Borrowing under this arrangement bears interest at the Federal Funds rate plus 0.50%. No compensating balances are required.

 14              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and sales of registered investment companies for the period ended December 31, 1998 are summarized as follows:

                                                         PURCHASES      SALES
                                                         ----------   ----------
Aggressive Portfolio...................................  $8,136,066   $1,528,729
Moderately Aggressive Portfolio........................   5,189,637    1,207,240
Moderate Portfolio.....................................   4,638,180      930,048
Moderately Conservative Portfolio......................   2,232,980      770,720
Conservative Portfolio.................................   2,242,287      935,438

Net unrealized appreciation (depreciation) on investments at December 31, 1998, based on cost for federal income tax purposes, was as follows:

                                              GROSS           GROSS
                                            UNREALIZED      UNREALIZED     NET UNREALIZED
                                           APPRECIATION   (DEPRECIATION)    APPRECIATION
                                           ------------   --------------   --------------
Aggressive Portfolio.....................    $301,432       $(113,657)        $187,775
Moderately Aggressive Portfolio..........     187,327         (43,630)         143,697
Moderate Portfolio.......................     205,758         (15,475)         190,283
Moderately Conservative Portfolio........      67,955          (3,858)          64,097
Conservative Portfolio...................      49,006          (5,076)          43,930

NOTE 6 -- SHARES HELD BY AFFILIATES

As of December 31, 1998, the Nationwide Life Company beneficially owned shares of the Portfolios with the following net asset values:

Aggressive Portfolio........................................  $23,570
Moderately Aggressive Portfolio.............................   23,321
Moderate Portfolio..........................................   23,349
Moderately Conservative Portfolio...........................   22,994
Conservative Portfolio......................................   22,466

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               15